Average Annual Total Returns - Institutional - Vanguard FTSE All-World ex-US Small-Cap Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 10 Years
Total	11.93%	8.61%	5.05%	11.41%	7.77%	4.27%	7.40%	6.56%	3.79%	11.54%	8.32%	4.97%	11.24%	9.07%	5.22%